Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	34 Months Ended	37 Months Ended	59 Months Ended	60 Months Ended	90 Months Ended		115 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000224297
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.69%)	2.35%				0.66%				3.37%
C000224296
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.43%)	6.84%				1.10%				3.22%
C000224305
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.29%)	7.14%				8.39%			6.05%
C000224306
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	11.94%				8.82%			5.89%
C000248910
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.39%)	(2.63%)		(2.37%)
Without Sales Load [Member] | C000224297
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.17%)	8.61%				1.86%				3.98%
Without Sales Load [Member] | C000224296
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.49%)	7.84%				1.10%				3.22%
Without Sales Load [Member] | C000224295
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.92%)	9.16%				2.26%				4.43%
Without Sales Load [Member] | C000224298
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.91%)	9.22%				2.38%	4.13%
Without Sales Load [Member] | C000224305
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	13.70%				9.68%			6.70%
Without Sales Load [Member] | C000224306
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%	12.94%				8.82%			5.89%
Without Sales Load [Member] | C000224307
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	13.98%				9.90%			7.03%
Without Sales Load [Member] | C000224308
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%	14.38%				10.29%	8.95%
Without Sales Load [Member] | C000248910
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.17%)	(0.39%)		(1.64%)
Without Sales Load [Member] | C000248909
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.06%)	(0.02%)				(2.07%)		1.42%
Without Sales Load [Member] | C000248908
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.30%)	(0.66%)			1.13%
Without Sales Load [Member] | C000248911
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	4.08%	3.51%
Without Sales Load [Member] | C000248912
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	4.06%	3.25%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	4.50%	15.63%				13.91%				9.82%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	(3.25%)	10.03%				1.34%				2.20%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.25%)	10.03%				1.34%				2.20%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.25%)	10.03%				1.34%	2.27%
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	6.11%	18.41%				16.85%			13.49%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.11%	18.41%				16.85%			13.49%
S&P 500 TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	18.41%				16.85%			13.49%
S&P 500 TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	18.41%				16.85%	14.56%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.25%	2.96%		1.14%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	2.96%				0.67%		2.06%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	2.96%			2.95%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	2.96%	3.17%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	2.96%	3.17%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	(3.25%)	10.03%				1.34%				2.20%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	4.50%	15.63%				13.91%				9.82%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%	15.63%				13.91%				9.82%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%	15.63%				13.91%	11.18%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	1.82%	8.12%		2.15%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	8.12%				2.15%		4.30%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	8.12%			6.65%
Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	3.31%	2.73%
Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	3.31%	2.73%